UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05734

Diamond Hill Financial Trends Fund, Inc.

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices)  (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

 (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3341

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
September 30, 2008 (Unaudited)

	Shares	Market Value
Preferred Stocks — 2.4%
Financial — 1.8%
Countrywide Capital V, 7.00%, 11/1/36 ◊	35,000	$278,250
National City Capital IV, 8.00%, 9/15/47	85,720	547,751
		826,001

Real Estate Investment Trust — 0.6%
Wachovia Preferred Funding - REIT	26,525	246,417

Total Preferred Stocks		1,072,418

Common Stocks — 90.5%
Finance - Banks & Thrifts — 47.4%
Bank of New York Mellon Corp.†	42,741	1,392,502
BB&T Corp.◊	37,382	1,413,040
City National Corp.	14,990	813,957
Colonial BancGroup, Inc.◊	71,128	559,066
Cullen/Frost Bankers, Inc.	10,321	602,746
First Bancorp., Inc.◊	18,532	316,897
First Financial Holdings, Inc.◊	15,000	392,700
First Horizon National Corp.◊	40,427	384,052
FirstFed Financial Corp.*◊	54,830	429,867
Hudson City Bancorp., Inc.	12,950	238,928
Huntington Bancshares, Inc.◊	219,325	1,752,406
iStar Financial, Inc.◊	80,000	208,000
JP Morgan Chase & Co.	32,293	1,508,083
NewBridge Bancorp.	51,512	245,712
Pinnacle Financial Partners, Inc.* ◊	37,000	1,139,600
PNC Financial Services Group, Inc.	10,100	754,470
Seacoast Banking Corp. of Florida ◊	23,920	256,662
South Street Financial Corp.◊	51,215	243,271
State Street Corp.	12,000	682,560
SunTrust Banks, Inc.	22,006	990,050
Synovus Financial Corp.◊	168,170	1,740,560
TCF Financial Corp.◊	30,150	542,700
U.S. Bancorp	51,130	1,841,702
UCBH Holdings, Inc.◊	120,000	769,200
Wells Fargo & Co.	45,530	1,708,741
		20,927,472

Finance - Broker Dealer — 2.9%
Merrill Lynch & Co., Inc.	27,550	697,015
Morgan Stanley	25,000	575,000
		1,272,015

Finance Services — 7.1%
Affiliated Managers Group, Inc.*	15,000	1,242,750
Eaton Vance Corp.	10,000	352,300
Raymond James Financial, Inc.◊	45,925	1,514,607
		3,109,657

Financial - Diversified — 8.9%
Bank of America Corp.†	52,635	1,842,225
Citigroup, Inc.†	100,850	2,068,434
		3,910,659

Financial Specialties — 4.9%
American Express Co.	45,210	1,601,791
Discover Financial Services	40,831	564,284
		2,166,075

Insurance — 19.3%
AFLAC, Inc.*	9,000	528,750
Allstate Corp.	28,000	1,291,360
Assurant, Inc.	19,480	1,071,400
Assured Guaranty Ltd.◊	39,460	641,620
Berkshire Hathaway, Inc. - Class B * †	200	879,000
Hartford Financial Services Group, Inc., The	23,210	951,378
Old Republic International Corp.	51,080	651,270
ProAssurance Corp.*◊	10,615	594,440
Prudential Financial, Inc.	20,110	1,447,919
XL Capital Ltd. - Class A	25,800	462,852
		8,519,989
Total Common Stocks		$39,905,867

	Par Value	Market Value
Certificates of Deposit — 0.0%
First Piedmont, 2.00%, 9/29/09	$2,158	2,158
Oconee, 3.25%, 9/27/09	2,678	2,678
Piedmont Federal Savings Bank, 4.36%, 10/09/08	2,341	2,341
Sec Savings, 2.13%, 9/28/09	2,364	2,364
Stephen Federal Bank, 5.00%, 10/11/08	1,920	1,920

Total Certificates of Deposit		$11,461

	Shares	Market Value

Registered Investment Companies — 28.0%
J.P. Morgan Prime Money Market Fund ††	8,351,000	$8,351,000
J.P. Morgan U.S. Government Money Market Fund	4,009,169	4,009,169

Total Registered Investment Companies		$12,360,169

Total Investment Securities — 120.9%		$53,349,915
(Amortized Cost $50,306,114) **

Segregated Cash With Brokers — 8.9%		3,902,150

Securities Sold Short — (9.5%)		(4,204,529)
(Proceeds $3,915,475)

Liabilities In Excess Of Other Assets — (20.3%)		(8,943,026)

Net Assets — 100.0%		$44,104,510

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregatinga total market value of $5,301,410.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008, was $8,115,933.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 66.5%
M&T Bank Corp.	(8,500)	(758,625)
Peoples Bancorp, Inc.	(23,970)	(521,827)
Susquehanna Bancshares, Inc.	(15,100)	(294,752)
WesBanco, Inc.	(20,090)	(534,796)
Westwood Holdings Group, Inc.	(14,490)	(686,826)
		(2,796,826)

Finance - Broker Dealer — 13.2%
Keefe, Bruyette & Woods*	(16,860)	(555,368)

Insurance — 7.7%
Aon Corp.	(7,220)	(324,612)

Real Estate Investment Trust — 12.6%
Public Storage, Inc.	(5,330)	(527,723)

Total Common Stocks Sold Short		$(4,204,529)
(Proceeds $3,915,475)

*	Non-dividend expense producing security.

See accompanying Notes to Financial Statements.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments
September 30, 2008 (Unaudited)

The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Security valuation — The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certificates of deposit are FDIC insured and valued at cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.

Effective December 1, 2007, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: (Assets)	$40,484,807	$-	$-

Investments in Securities Sold Short: (Liabilities)	$(4,204,529)	$-	$-

Short sales — The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

Securities Lending — Effective December 1, 2007 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Fund as securities lending income.

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Diamond Hill Financial Trends Fund, Inc.
Notes to Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

As of September 30, 2008, the value of securities loaned and the collateral held were as follows:

Market Value of Securities Loaned	Value of Collateral Received
$ 8,115,933	$ 8,351,000

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Federal tax information — As of September 30, 2008, the Fund had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$50,323,289	$12,729,463	$(6,089,741)	$6,639,722

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Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Financial Trends Fund, Inc.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: November 25, 2008

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: November 25, 2008